NET LOSS PER SHARE OF COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2019
NET LOSS PER SHARE OF COMMON STOCK
Schedule of basic net loss per share of common stock

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Basic net loss per share of common stock:

Net loss	$(3,538,810)	$(5,291,246)	$(9,851,416)	$(10,330,272)
Weighted average shares of common stock outstanding	12,656,240	10,347,418	11,392,524	10,347,418
Net loss per shares of common stock—basic and diluted	$(0.28)	$(0.51)	$(0.86)	$(1.00)

Schedule of potentially dilutive securities excluded from computation of diluted weighted average shares

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Stock options	290,500	988,000	287,667	988,000
Warrants	1,814,811	1,814,811	1,814,811	1,814,811
Total	2,105,311	2,082,811	2,102,478	2,802,811